INCOME TAX EXPENSE - Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of the valuation allowance
Balance as of January 1	$ 938,875	$ 739,930	$ 134,290
Addition	573,519	198,945	605,640
Balance as of December 31	$ 1,512,394	$ 938,875	$ 739,930